Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenues	$ 63,936,185	$ 61,495,527
Cost of revenues	(31,689,117)	(32,143,327)
Gross profit	32,247,068	29,352,200
Operating expenses:
Selling and marketing	6,291,228	5,817,018
General and administrative	1,951,259	1,436,579
Research and development	2,161,708	1,857,818
Total operating expenses	10,404,195	9,111,415
Operating income	21,842,873	20,240,785
Other income (expenses):
Interest income	42,038	18,711
Interest expense	(83,549)	(133,284)
Other income	103,771	235,421
Total other income	62,260	120,848
Income before income taxes	21,905,133	20,361,633
Income tax provision	(3,183,154)	(2,871,693)
Net income	18,721,979	17,489,940
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,985,586)	3,174,257
Comprehensive income	$ 15,736,393	$ 20,664,197
Basic and diluted earnings per ordinary share
Basic and diluted	$ 0.81	$ 0.76
Weighted average number of ordinary shares outstanding
Basic and diluted	23,000,000	23,000,000